UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:   MRJ Capital, Inc.

                                 Address: c/o Iridian Asset Management LLC
                                          276 Post Road West, Westport, CT 06880

                                 13F File Number: 028-10310

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Matt Greenberg

Title: Managing Director

Phone: 203-341-9011

Signature,                               Place,             and Date of Signing:

/s/ Matt Greenberg                       Westport, CT          04/21/07
-----------------------------------      ----------------   -------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none

Form 13F Information Table Entry Total: 61

Form 13F Information Table Value Total: $232,168,000
List of Other Included Managers:


No.  13F File Number                                         Name

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        COM              G0070K103      913    16000 SH       SOLE                                      16000
ADVANCE AUTO PARTS             COM              00751Y106     1827    47400 SH       SOLE                                      47400
AGILENT TECHNOLOGIES INC       COM              00846U101     6047   179500 SH       SOLE                                     179500
ALCAN ALUMINUM LTD             COM              013716105     1274    24400 SH       SOLE                                      24400
ALCOA INC COM                  COM              013817101     1813    53483 SH       SOLE                                      53483
ALLTEL CORP                    COM              020039103     4228    68200 SH       SOLE                                      68200
AMERICAN INTERNATIONAL GROUP   COM              026874107     7791   115900 SH       SOLE                                     115900
AMERICAN STANDARD              COM              029712106     2158    40700 SH       SOLE                                      40700
AMGEN INC                      COM              031162100     5510    98600 SH       SOLE                                      98600
ANADARKO PETROLEUM CORP        COM              032511107      468    10882 SH       SOLE                                      10882
ASHLAND INC                    COM              044209104     4605    70200 SH       SOLE                                      70200
ASTORIA FINANCIAL CORP         COM              046265104     2212    83200 SH       SOLE                                      83200
BANK OF AMERICA CORP           COM              060505104     7079   138758 SH       SOLE                                     138758
BEAR STEARNS COMPANIES INC     COM              073902108     5308    35301 SH       SOLE                                      35301
BECTON DICKINSON & CO          COM              075887109     2415    31406 SH       SOLE                                      31406
BIOGEN IDEC INC                COM              09062X103     4784   107800 SH       SOLE                                     107800
BOEING CO.                     COM              097023105     6402    72000 SH       SOLE                                      72000
BOSTON SCIENTIFIC CORP         COM              101137107     1848   127100 SH       SOLE                                     127100
CHEVRON CORP                   COM              166764100     5620    75984 SH       SOLE                                      75984
CITIGROUP INC                  COM              172967101     6828   133001 SH       SOLE                                     133001
CROWN HOLDINGS INC.            COM              228368106     7521   307500 SH       SOLE                                     307500
CYTEC INDUSTRIES INC           COM              232820100      461     8200 SH       SOLE                                       8200
DIAGEO PLC-SPON ADR            COM              25243Q205     5246    64800 SH       SOLE                                      64800
DOW CHEMICAL                   COM              260543103     5742   125200 SH       SOLE                                     125200
DR HORTON INC                  COM              23331A109      883    40136 SH       SOLE                                      40136
DRESSER-RAND GROUP INC         COM              261608103     4609   151300 SH       SOLE                                     151300
ENCANA CORP                    COM              292505104     3374    66644 SH       SOLE                                      66644
ENDURANCE SPECIALTY HOLDINGS   COM              016404934      765    21400 SH       SOLE                                      21400
ENSCO INTERNATIONAL INC        COM              26874Q100      936    17200 SH       SOLE                                      17200
FEDERATED DEPARTMENT STORES    COM              31410H101     6032   133900 SH       SOLE                                     133900
FRANKLIN RESOURCES INC         COM              354613101     4475    37039 SH       SOLE                                      37039
FREDDIE MAC                    COM              313400301     5768    96950 SH       SOLE                                      96950
FULTON FINANCIAL CORP          COM              360271100      427    29397 SH       SOLE                                      29397
HEALTH NET INC                 COM              42222G108     5715   106200 SH       SOLE                                     106200
HUDSON CITY BANCORP INC        COM              443683107     5722   418300 SH       SOLE                                     418300
IBM CORPORATION                COM              459200101     1629    17281 SH       SOLE                                      17281
JPMORGAN CHASE & CO            COM              46625H100     7288   150650 SH       SOLE                                     150650
LEHMAN BROTHERS HOLDINGS INC   COM              524908100     2922    41700 SH       SOLE                                      41700
LINCOLN NATIONAL CORP          COM              534187109      847    12500 SH       SOLE                                      12500
MEDIMMUNE INC                  COM              584699102     6499   178600 SH       SOLE                                     178600
MERRILL LYNCH                  COM              590188108      596     7300 SH       SOLE                                       7300
MILLENNIUM PHARMACEUTICALS     COM              599902103     2466   217100 SH       SOLE                                     217100
MONSANTO CO                    COM              61166W101     5327    96934 SH       SOLE                                      96934
MORGAN STANLEY                 COM              617446448     2182    27700 SH       SOLE                                      27700
NORTHEAST COMMUNITY BANCORP    COM              664112109      145    12000 SH       SOLE                                      12000
NORTHROP GRUMMAN CORP          COM              666807102     4839    65200 SH       SOLE                                      65200
OLIN CORP                      COM              680665205      517    30500 SH       SOLE                                      30500
PMI GROUP INC (THE)            COM              69344M101     2813    62200 SH       SOLE                                      62200
SHIRE PLC-ADR                  COM              82481R106     5931    95815 SH       SOLE                                      95815
SMURFIT-STONE CONTAINER CORP   COM              832727101     2130   189200 SH       SOLE                                     189200
SYNOVUS FINANCIAL CORP         COM              87161C105      201     6200 SH       SOLE                                       6200
TEEKAY SHIPPING CORP           COM              Y8564W103     6288   116200 SH       SOLE                                     116200
TEMPLE-INLAND INC              COM              879868107     4833    80900 SH       SOLE                                      80900
TEXTRON INC                    COM              883203101     5738    63900 SH       SOLE                                      63900
THE TRAVELERS COS INC          COM              89417E109     3957    76425 SH       SOLE                                      76425
TYCO INTERNATIONAL LTD         COM              902124106     4455   141220 SH       SOLE                                     141220
U.S. BANCORP                   COM              902973304     6360   181883 SH       SOLE                                     181883
UBS AG                         COM              H89231338     8748   147200 SH       SOLE                                     147200
UNITEDHEALTH GROUP INC         COM              91324P102     7246   136800 SH       SOLE                                     136800
VALEANT PHARMACEUTICALS        COM              91911X104      303    17500 SH       SOLE                                      17500
WELLS FARGO & CO               COM              949746101     1102    32000 SH       SOLE                                      32000